Consolidated Statement of Stockholders' (Deficit) Equity (Parenthetical) - $ / shares	Mar. 31, 2014	Feb. 28, 2014	Mar. 19, 2013
Common shares issued for cash per share price		$ 0.004	$ 0.0004
Common Stock [Member]
Common shares issued for cash per share price	$ 0.004